Organization and Principal Activities - Financial information of consolidated VIEs (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 188,980	¥ 357,796	¥ 310,876	¥ 161,100
Term deposits and short term investments		1,309,028	1,280,033
Accounts receivable, net		456,935	675,616
Amounts due from inter-company entities		57,079	32,587
Equity investments, net		111,128	94,821
Deferred income tax assets, net		92,189	86,867
Operating lease right-of-use assets, net		41,361	49,487
Other non-current assets		3,218	9,753
Total assets		2,405,846	2,772,552
Accounts payable		217,172	221,203
Amounts due to related parties		34,735	34,420
Advances from customers		33,461	38,835
Taxes payable		412,776	402,610
Salary and welfare payable		119,812	156,599
Accrued expenses and other current liabilities		123,243	172,376
Total current liabilities		966,979	1,062,413
Total liabilities		1,016,691	1,108,579
Revenues	[1]	1,030,331	1,208,845	1,327,781
Net loss from continuing operations		(273,066)	427,645	669,760
Net income/(loss) from discontinued operation			(62,366)	54,242
Cash flows from operating activities:
Net cash used in operating activities		(142,822)	(103,109)	(330,305)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities		(42,653)	746,219	1,460,394
Cash flows from financing activities:
Net cash used in financing activities		(3,540)	(639,662)	(1,114,620)
Variable Interest Entity
Variable Interest Entity [Line Items]
Cash and cash equivalents		41,856	96,422
Term deposits and short term investments		126,172	240,388
Accounts receivable, net		178,439	325,741
Amounts due from inter-company entities		104,215	31,900
Other current assets		80,014	75,275
Current assets		530,696	769,726
Equity investments, net		98,128	81,821
Deferred income tax assets, net		48,192	45,147
Operating lease right-of-use assets, net		18,520	20,642
Other non-current assets		24,860	28,521
Non-current assets		189,700	176,131
Total assets		720,396	945,857
Accounts payable		63,685	72,696
Amounts due to related parties		26,035	23,124
Amounts due to inter-company entities		673,246	577,512
Advances from customers		18,633	135,080
Taxes payable		88,212	81,180
Salary and welfare payable		61,082	59,943
Accrued expenses and other current liabilities		87,914	121,366
Total current liabilities		1,018,807	1,070,901
Non-current liabilities		32,169	43,190
Total liabilities		1,050,976	1,114,091
Revenues		487,323	521,414	685,116
Net loss from continuing operations		(153,574)	(52,834)	(231,365)
Net income/(loss) from discontinued operation			(62,366)	54,242
Cash flows from operating activities:
Net cash provided by/(used in) transactions with inter-company entities		(44,528)	55,402	72,975
Net cash used in transactions with third parties		(75,240)	(83,169)	(341,971)
Net cash used in operating activities		(119,768)	(27,767)	(268,996)
Cash flows from investing activities:
Loans (paid to)/collected from inter-company entities		(12,523)	155,085	(60,000)
Other investing activities		93,034	(123,199)	270,049
Net cash provided by/(used in) investing activities		80,511	31,886	210,049
Cash flows from financing activities:
Investments from inter-company entities		400
Repatriation of capital to facilitate the reorganization		(10,000)
Proceeds from/(repayment of) loans from inter-company entities		(20,890)	(380,560)	368,399
Other financing activities		(240)	4,365
Net cash used in financing activities		¥ (30,730)	¥ (376,195)	¥ 368,399

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):